Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Issuance cost	$ 485	$ 465